Supplemental Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Statements of Operations

The following condensed financial statements present CNH Industrial, Case New Holland Industrial Inc., the Guarantor Subsidiaries, and all other subsidiaries as of December 31, 2013, and 2012, and for the years ended December 31, 2013, 2012, and 2011.

	Condensed Statements of Operations For the Year Ended December 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$56	$10	$15,714	$25,472	$(7,416)	$33,836
Cost and Expenses:
Cost of goods sold	—	—	12,647	20,615	(6,711)	26,551
Selling, general and administrative expenses	92	2	750	2,250	—	3,094
Research and development expenses	—	—	455	767	—	1,222
Restructuring expenses	—	—	1	70	—	71
Interest expense	173	262	136	1,124	(499)	1,196
Interest compensation to Financial Services	—	—	206	—	(206)	—
Other, net	395	1	(108)	40	—	328

	660	265	14,087	24,866	(7,416)	32,462
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(604)	(255)	1,627	606	—	1,374
Income taxes	41	(95)	372	353	—	671
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,322	1,056	355	601	(3,209)	125

Net income (loss)	677	896	1,610	854	(3,209)	828
Net income attributable to noncontrolling interests	—	—	—	151	—	151

Net income attributable to owners of the parent	$677	$896	$1,610	$703	$(3,209)	$677

	Condensed Statements of Operations For the Year Ended December 31, 2012
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$101	$11	$15,365	$24,155	$(6,831)	$32,801
Cost and Expenses:
Cost of goods sold	—	—	12,543	19,197	(6,171)	25,569
Selling, general and administrative expenses	68	1	752	2,215	—	3,036
Research and development expenses	—	—	425	704	—	1,129
Restructuring expenses	—	—	—	231	—	231
Interest expense	147	280	116	1,128	(462)	1,209
Interest compensation to Financial Services	—	—	198	—	(198)	—
Other, net	36	—	235	9	—	280

	251	281	14,269	23,484	(6,831)	31,454
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(150)	(270)	1,096	671	—	1,347
Income taxes	20	(101)	281	364	—	564
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	926	682	453	256	(2,224)	93

Net income (loss)	756	513	1,268	563	(2,224)	876
Net income attributable to noncontrolling interests	—	—	—	120	—	120

Net income attributable to owners of the parent	$756	$513	$1,268	$443	$(2,224)	$756

	Condensed Statements of Operations For the Year Ended December 31, 2011
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$59	$43	$13,739	$25,843	$(6,204)	$33,480
Cost and Expenses:
Cost of goods sold	—	—	11,364	20,527	(5,621)	26,270
Selling, general and administrative expenses	53	2	687	2,472	—	3,214
Research and development expenses	—	—	334	692	—	1,026
Restructuring expenses	—	—	(2)	133	—	131
Interest expense	227	209	141	1,137	(390)	1,324
Interest compensation to Financial Services	—	—	193	—	(193)	—
Other, net	(9)	—	185	159	—	335

	271	211	12,902	25,120	(6,204)	32,300
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(212)	(168)	837	723	—	1,180
Income taxes	(37)	(67)	195	561	—	652
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	720	621	428	188	(1,846)	111

Net income (loss)	545	520	1,070	350	(1,846)	639
Net income attributable to noncontrolling interests	—	—	—	94	—	94

Net income attributable to owners of the parent	$545	$520	$1,070	$256	$(1,846)	$545

Condensed Statements of Comprehensive Income

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$343	$896	$1,807	$514	$(3,085)	$475
Comprehensive income attributable to noncontrolling interests	—	—	—	132	—	132

Comprehensive income (loss) attributable to parent	$343	$896	$1,807	$382	$(3,085)	$343

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2012
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$374	$513	$1,223	$369	$(2,025)	$454
Comprehensive income attributable to noncontrolling interests	—	—	—	80	—	80

Comprehensive income (loss) attributable to parent	$374	$513	$1,223	$289	$(2,025)	$374

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2011
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$199	$520	$922	$(82)	$(1,324)	$235
Comprehensive income attributable to noncontrolling interests	—	—	—	36	—	36

Comprehensive income (loss) attributable to parent	$199	$520	$922	$(118)	$(1,324)	$199

Condensed Balance Sheets

	Condensed Balance Sheets As of December 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$1	$—	$42	$5,524	$—	$5,567
Deposits in subsidiaries’ cash management pools	—	—	3,739	—	(3,739)	—
Receivables	72	1,242	5,934	35,328	(19,238)	23,338
Inventories, net	—	—	2,096	5,314	—	7,410
Property, plant and equipment, net	—	—	1,293	5,797	—	7,090
Equipment on operating leases	—	—	—	1,059	—	1,059
Investments in unconsolidated subsidiaries and affiliates	239	—	1	405	—	645
Investments in consolidated subsidiaries	10,937	6,288	1,967	1,589	(20,781)	—
Goodwill and intangibles	2	—	2,761	551	—	3,314
Other	147	29	1,500	4,846	(1,102)	5,420

Total Assets	$11,398	$7,559	$19,333	$60,413	$(44,860)	$53,843

Liabilities and equity:
Debt	$5,321	$4,872	$3,355	$35,775	$(19,457)	$29,866
Trade payables	23	98	3,085	7,612	(3,449)	7,369
Other liabilities	1,153	132	4,217	7,324	(1,173)	11,653
Total equity	4,901	2,457	8,676	9,702	(20,781)	4,955

Total Equity and Liabilities	$11,398	$7,559	$19,333	$60,413	$(44,860)	$53,843

	Condensed Balance Sheets As of December 31, 2012
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$105	$200	$32	$4,862	$—	$5,199
Deposits in subsidiaries’ cash management pools	69	—	2,876	—	(2,945)	—
Receivables	2,191	796	5,192	32,692	(18,938)	21,933
Inventories, net	—	—	1,763	4,497	—	6,260
Property, plant and equipment, net	—	—	1,151	5,003	—	6,154
Equipment on operating leases	—	—	—	821	—	821
Investments in unconsolidated subsidiaries and affiliates	209	—	2	383	—	594
Investments in consolidated subsidiaries	6,716	5,081	2,546	1,010	(15,353)	—
Goodwill and intangibles	1	—	2,755	534	—	3,290
Other	195	164	1,364	3,973	(982)	4,714

Total Assets	$9,486	$6,241	$17,681	$53,775	$(38,218)	$48,965

Liabilities and equity:
Debt	$4,537	$4,841	$3,589	$33,533	$(19,448)	$27,052
Trade payables	14	4	2,491	6,259	(2,379)	6,389
Other liabilities	1,011	(13)	4,159	6,580	(1,038)	10,699
Total equity	3,924	1,409	7,442	7,403	(15,353)	4,825

Total Equity and Liabilities	$9,486	$6,241	$17,681	$53,775	$(38,218)	$48,965

Condensed Statements of Cash Flow

	Condensed Statements of Cash Flow For the Year Ended December 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$677	$896	$1,610	$854	$(3,209)	$828
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	—	—	190	913	—	1,103
Other, net	(464)	(1,154)	1,101	(649)	757	(409)

Net cash provided (used) by operating activities	213	(258)	2,901	1,118	(2,452)	1,522

Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	—	—	(235)	(2,431)	—	(2,666)
Net additions from retail receivables and related securitizations	—	—	—	(1,468)	—	(1,468)
(Deposits in) withdrawals from subsidiaries’ cash management pools	69	—	(842)	—	773	—
Other, net	(1,937)	—	(917)	81	3,119	346

Net cash (used) provided by investing activities	(1,868)	—	(1,994)	(3,818)	3,892	(3,788)

Financing Activities:
Net (decrease) increase in indebtedness	1,612	58	(310)	1,721	(91)	2,990
Dividends paid	(365)	—	(586)	(1,385)	1,968	(368)
Other, net	304	—	—	3,007	(3,317)	(6)

Net cash provided (used) by financing activities	1,551	58	(896)	3,343	(1,440)	2,616

Other, net	—	—	(1)	19	—	18

Increase (decrease) in cash and cash equivalents	(104)	(200)	10	662	—	368
Cash and cash equivalents, beginning of year	105	200	32	4,862	—	5,199

Cash and cash equivalents, end of year	$1	$—	$42	$5,524	$—	$5,567

	Condensed Statements of Cash Flow For the Year Ended December 31, 2012
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$756	$513	$1,268	$563	$(2,224)	$876
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	—	—	175	864	—	1,039
Other, net	(416)	(853)	(106)	(318)	620	(1,073)

Net cash provided (used) by operating activities	340	(340)	1,337	1,109	(1,604)	842

Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	—	—	(259)	(1,975)	—	(2,234)
Net additions from retail receivables and related securitizations	—	—	—	(873)	—	(873)
(Deposits in) withdrawals from subsidiaries’ cash management pools	344	—	266	—	(610)	—
Other, net	(696)	—	(387)	156	1,437	510

Net cash (used) provided by investing activities	(352)	—	(380)	(2,692)	827	(2,597)

Financing Activities:
Net (decrease) increase in indebtedness	12	538	(761)	462	951	1,202
Dividends paid	(567)	—	(257)	(399)	607	(616)
Other, net	70	2	—	722	(781)	13

Net cash provided (used) by financing activities	(485)	540	(1,018)	785	777	599

Other, net	—	—	1	(1)	—	—

Increase (decrease) in cash and cash equivalents	(497)	200	(60)	(799)	—	(1,156)
Cash and cash equivalents, beginning of year	602	—	92	5,661	—	6,355

Cash and cash equivalents, end of year	$105	$200	$32	$4,862	$—	$5,199

	Condensed Statements of Cash Flow For the Year Ended December 31, 2011
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$545	$520	$1,070	$350	$(1,846)	$639
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	—	—	175	848	—	1,023
Other, net	818	(872)	627	1,365	(1,435)	503

Net cash provided (used) by operating activities	1,363	(352)	1,872	2,563	(3,281)	2,165

Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy—back commitment and intangible assets	—	—	(194)	(1,780)	—	(1,974)
Net additions from retail receivables and related securitizations	—	—	—	(472)	—	(472)
(Deposits in) withdrawals from subsidiaries’ cash management pools	(393)	—	(1,832)	—	2,225	—
Other, net	1,139	—	(454)	425	(999)	111

Net cash (used) provided by investing activities	746	—	(2,480)	(1,827)	1,226	(2,335)

Financing Activities:
Net (decrease) increase in indebtedness	(2,642)	259	1	1,761	3,449	2,828
Dividends paid	—	(799)	(354)	(457)	1,599	(11)
Other, net	34	—	897	2,060	(2,993)	(2)

Net cash provided (used) by financing activities	(2,608)	(540)	544	3,364	2,055	2,815

Other, net	—	—	—	(300)	—	(300)

Increase (decrease) in cash and cash equivalents	(499)	(892)	(64)	3,800	—	2,345
Cash and cash equivalents, beginning of year	1,101	892	156	1,861	—	4,010

Cash and cash equivalents, end of year	$602	$—	$92	$5,661	$—	$6,355